Employee Benefit Plans - Schedule of Expenses Included on Consolidated Statements of Income (Loss) and Consolidated Statements of Comprehensive Income (Loss) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
Pension Plans Canadian [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses	$ 4,349		$ 4,524		$ 6,337
Interest expense (income)	(1,682)		(2,294)		(799)
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	(19,966)		4,753		(19,560)
Pension Plans US [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses		$ 712		$ 684		$ 540
Interest expense (income)		405		567		533
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(3,926)		(1,224)		(7,348)
Pension Plans Total [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses		5,061		5,208		6,877
Interest expense (income)		(1,277)		(1,727)		(266)
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(23,892)		3,529		(26,908)
Other Post-employment Benefit Plans Canadian [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses	587		466		710
Interest expense (income)	939		927		731
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans	$ 1,554		$ 1,364		$ (5,346)
Other Post-employment Benefit Plans US [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses
Interest expense (income)		188		193		123
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		(290)		157		(1,028)
Other Post-employment Benefit Plans Total [Member]
Schedule of Expenses Included on Consolidated Statements of Income and Consolidated Statements of Comprehensive Income [Line Items]
Operating expenses		587		466		710
Interest expense (income)		1,127		1,120		854
Consolidated statements of comprehensive income (loss)
Actuarial (gains) losses on employee benefit plans		$ 1,264		$ 1,521		$ (6,374)